Document and Entity Information	0 Months Ended
Feb. 06, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb 6, 2013
Registrant Name	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	0001209466
Amendment Flag	false
Document Creation Date	Feb 6, 2013
Document Effective Date	Feb 6, 2013
Prospectus Date	Aug 31, 2012
PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio
Risk/Return:
Trading Symbol	PKW
PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio
Risk/Return:
Trading Symbol	PFM
PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio
Risk/Return:
Trading Symbol	PEY
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio
Risk/Return:
Trading Symbol	PID

PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio
PowerShares Buyback Achievers Portfolio

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

As a result, effective as of that date, the Prospectus is changed as follows:

•  All references to the Share Buyback AchieversTM Index are deleted and replaced with the following:

NASDAQ Buyback Achievers Index

•  The table on page 7 under the section titled "PowerShares Buyback AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Buyback Achievers Portfolio		9.98%	2.14%	2.03%	Dec 20, 2006
PowerShares Buyback Achievers Portfolio Return After Taxes on Distributions		9.64%	1.84%	1.73%
PowerShares Buyback Achievers Portfolio Return After Taxes on Distributions and Sales		6.48%	1.64%	1.54%
PowerShares Buyback Achievers Portfolio NASDAQ Buyback Achievers Index (reflects no deduction for fees, expenses or taxes)	[1]	10.79%	2.91%	2.80%	Dec 20, 2006
PowerShares Buyback Achievers Portfolio S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	(0.31%)	Dec 20, 2006
PowerShares Buyback Achievers Portfolio Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		(0.10%)	(2.57%)	(2.55%)	Dec 20, 2006
[1]	Prior to February 25, 2013, this index was known as the Share BuyBack AchieversTM Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001209466_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

As a result, effective as of that date, the Prospectus is changed as follows:

•  All references to the Share Buyback AchieversTM Index are deleted and replaced with the following:

NASDAQ Buyback Achievers Index

•  The table on page 7 under the section titled "PowerShares Buyback AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Buyback Achievers Portfolio
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to February 25, 2013, this index was known as the Share BuyBack AchieversTM Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
NASDAQ Buyback Achievers Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.79%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.91%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.80%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.31%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.57%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.55%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
PowerShares Buyback Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
PowerShares Buyback Achievers Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
PowerShares Buyback Achievers Portfolio | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.54%

[1]	Prior to February 25, 2013, this index was known as the Share BuyBack AchieversTM Index.

PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio
PowerShares Dividend Achievers Portfolio

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

•  All references to the Broad Dividend AchieversTM Index are deleted and replaced with the following:

NASDAQ US Broad Dividend Achievers Index

•  The table on page 11 under the section titled "PowerShares Dividend AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Dividend Achievers Portfolio		9.00%	(0.39%)	2.34%	Sep 15, 2005
PowerShares Dividend Achievers Portfolio Return After Taxes on Distributions		8.14%	(1.18%)	1.56%
PowerShares Dividend Achievers Portfolio Return After Taxes on Distributions and Sales		5.82%	(0.80%)	1.53%
PowerShares Dividend Achievers Portfolio NASDAQ US Broad Dividend Achievers Index (reflects no deduction for fees, expenses or taxes)	[1]	9.71%	0.22%	3.01%	Sep 15, 2005
PowerShares Dividend Achievers Portfolio S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	2.51%	Sep 15, 2005
PowerShares Dividend Achievers Portfolio Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		(0.10%)	(2.57%)	1.37%	Sep 15, 2005
[1]	Prior to February 25, 2013, this index was known as the Broad Dividend AchieversTM Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001209466_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

•  All references to the Broad Dividend AchieversTM Index are deleted and replaced with the following:

NASDAQ US Broad Dividend Achievers Index

•  The table on page 11 under the section titled "PowerShares Dividend AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dividend Achievers Portfolio
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to February 25, 2013, this index was known as the Broad Dividend AchieversTM Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
NASDAQ US Broad Dividend Achievers Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.71%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.22%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.01%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.57%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares Dividend Achievers Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
PowerShares Dividend Achievers Portfolio | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.53%

[1]	Prior to February 25, 2013, this index was known as the Broad Dividend AchieversTM Index.

PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio
PowerShares High Yield Equity Dividend Achievers Portfolio

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

•  All references to the Mergent Dividend AchieversTM 50 Index are deleted and replaced with the following:

NASDAQ Dividend Achievers 50 Index

•  The table and corresponding footnote on page 22 under the section titled "PowerShares High Yield Equity Dividend AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares High Yield Equity Dividend Achievers Portfolio		8.71%	(6.58%)	(2.32%)	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio Return After Taxes on Distributions		7.23%	(8.10%)	(3.78%)
PowerShares High Yield Equity Dividend Achievers Portfolio Return After Taxes on Distributions and Sales		5.59%	(6.32%)	(2.75%)
PowerShares High Yield Equity Dividend Achievers Portfolio NASDAQ Dividend Achievers 50 Index (reflects no deduction for fees, expenses or taxes)	[1]	9.28%	(6.28%)	(1.94%)	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio Dow Jones U.S. Select Dividend Index		12.41%	(0.65%)	3.09%	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	[2]	(0.48%)	(2.96%)	1.72%	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	2.90%	Dec 9, 2004
[1]	Prior to February 25, 2013, this index was known as the Mergent Dividend AchieversTM 50 Index.
[2]	S&P Citigroup Large Cap Value Index changed its name to S&P 500 Value Index as of 12/09/09.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001209466_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

•  All references to the Mergent Dividend AchieversTM 50 Index are deleted and replaced with the following:

NASDAQ Dividend Achievers 50 Index

•  The table and corresponding footnote on page 22 under the section titled "PowerShares High Yield Equity Dividend AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares High Yield Equity Dividend Achievers Portfolio
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to February 25, 2013, this index was known as the Mergent Dividend AchieversTM 50 Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
NASDAQ Dividend Achievers 50 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.28%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.28%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.94%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004	[1]
Dow Jones U.S. Select Dividend Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.48%)	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.96%)	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.72%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004	[2]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.78%)
PowerShares High Yield Equity Dividend Achievers Portfolio | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.75%)

[1]	Prior to February 25, 2013, this index was known as the Mergent Dividend AchieversTM 50 Index.
[2]	S&P Citigroup Large Cap Value Index changed its name to S&P 500 Value Index as of 12/09/09.

PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio
PowerShares International Dividend Achievers Portfolio

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

•  All references to the International Dividend AchieversTM Index are deleted and replaced with the following:

NASDAQ International Dividend Achievers Index

•  The table on page 27 under the section titled "PowerShares International Dividend AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares International Dividend Achievers Portfolio		(2.48%)	(1.85%)	2.80%	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio Return After Taxes on Distributions		(3.58%)	(2.98%)	1.65%
PowerShares International Dividend Achievers Portfolio Return After Taxes on Distributions and Sales		(1.60%)	(2.20%)	1.74%
PowerShares International Dividend Achievers Portfolio NASDAQ International Dividend Achievers Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.57%)	(1.08%)	3.56%	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)		(6.60%)	(2.89%)		Sep 15, 2005
PowerShares International Dividend Achievers Portfolio MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes)		(12.17%)	(6.32%)	(0.08%)	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	2.51%	Sep 15, 2005
[1]	Prior to February 25, 2013, this index was known as the International Dividend AchieversTM Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001209466_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

•  All references to the International Dividend AchieversTM Index are deleted and replaced with the following:

NASDAQ International Dividend Achievers Index

•  The table on page 27 under the section titled "PowerShares International Dividend AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares International Dividend Achievers Portfolio
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to February 25, 2013, this index was known as the International Dividend AchieversTM Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
NASDAQ International Dividend Achievers Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.57%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.08%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.56%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005	[1]
Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.60%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.08%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.98%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
PowerShares International Dividend Achievers Portfolio | Return After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.60%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.74%

[1]	Prior to February 25, 2013, this index was known as the International Dividend AchieversTM Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2012